COMMITMENTS AND CONTINGENCIES (Details) - Waton Securities International Limited ("WSI") [Member] - HONG CONG Financial Institution [Member] $ in Millions	May 07, 2024 USD ($)	Mar. 31, 2025 USD ($)	May 07, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Short-Term Debt [Abstract]
Bank overdraft utilized		$ 0		$ 0
Maximum [Member]
Short-Term Debt [Abstract]
Bank overdrafts limit	$ 2,600,000		$ 20.0
Lending rate	2.50%